Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Deposits	$ 15,615	$ 10,261	$ 4,472
Securities	2,899	2,492	5,034
Loans	239,976	213,326	236,392
Total interest income	258,490	226,079	245,898
Interest expense:
Deposits	(63,146)	(42,847)	(20,131)
Borrowings and debt	(85,601)	(63,417)	(70,558)
Total interest expense	(148,747)	(106,264)	(90,689)
Net interest income	109,743	119,815	155,209
Other income (expense):
Fees and commissions, net	17,185	17,514	14,306
Loss on financial instruments, net	(1,009)	(739)	(2,919)
Other income, net	1,670	1,723	1,378
Total other income, net	17,846	18,498	12,765
Total revenues	127,589	138,313	167,974
Impairment loss on financial instruments	(57,515)	(9,439)	(35,115)
Impairment loss on non-financial assets	(10,018)	0	0
Operating expenses:
Salaries and other employee expenses	(27,989)	(27,653)	(25,196)
Depreciation of equipment and leasehold improvements	(1,282)	(1,578)	(1,457)
Amortization of intangible assets	(1,176)	(838)	(629)
Other expenses	(18,471)	(16,806)	(18,532)
Total operating expenses	(48,918)	(46,875)	(45,814)
Profit for the year	$ 11,138	$ 81,999	$ 87,045
Per share data:
Basic earnings per share	$ 0.28	$ 2.09	$ 2.23
Diluted earnings per share	$ 0.28	$ 2.08	$ 2.22
Weighted average basic shares	39,543	39,311	39,085
Weighted average diluted shares	39,543	39,329	39,210